Employment Benefits - Summary of Principal Assumptions on Actuarial Valuation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Future salary and benefit levels	4.83%	4.83%
Weighted average duration	9 years 7 months 24 days	9 years 10 months 20 days
Bottom of range [member]
Statements [Line Items]
Discount rate	3.38%	3.38%
Top of range [member]
Statements [Line Items]
Discount rate	5.44%	5.06%